STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	President [Member] Common Stock [Member]	President [Member] Additional Paid-in Capital [Member]	President [Member]	Warrant [Member] Additional Paid-in Capital [Member]	Warrant [Member]	Stock Issued for Services [Member] Additional Paid-in Capital [Member]	Stock Issued for Services [Member]	Series C Preferred Stock [Member] Common Stock [Member]	Series C Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member]	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member]	Bridge Loan [Member] Common Stock [Member]	Bridge Loan [Member] Additional Paid-in Capital [Member]	Bridge Loan [Member]	Embedded Derivative Financial Instruments [Member] Additional Paid-in Capital [Member]	Embedded Derivative Financial Instruments [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Total
Beginning Balance at Dec. 31, 2012																						$ 8,166	$ 833,647	$ (3,905,159)	$ (3,063,346)
Beginning Balance (in Shares) at Dec. 31, 2012																						8,166,238
Common stock issued for services							$ 44,751															$ 22	44,729		$ 44,751
Common stock issued for services (in Shares)							21,412															21,412
Common stock issued in settlement and payment of debt	$ 93	$ 228,415	$ 228,508														$ 9	$ 18,668	$ 18,677
Common stock issued in settlement and payment of debt (in Shares)	93,061																8,941
Sale of common stock																						$ 122	247,052	247,174
Sale of common stock (in Shares)																						122,449			122,449
Fair value of vested options																							3,247,187		$ 3,247,187
Preferred stock dividend																								(297,215)	(297,215)
Net loss																								(9,804,631)	(9,804,631)
Ending Balance at Dec. 31, 2013																						$ 8,412	9,036,038	(14,007,005)	$ (4,962,555)
Ending Balance (in Shares) at Dec. 31, 2013																						8,412,101			8,412,101
Beneficial conversion feature in connection with note payable																							20,000		$ 20,000
Beneficial conversion feature and warrants issued in connection with the Series C Preferred Stock																							2,404,830		2,404,830
Fair value of warrants issued						$ 916,677	$ 916,677		$ 1,074,833	$ 1,074,833
Common stock issued for services																						$ 654	1,634,346		1,635,000
Common stock issued for services (in Shares)																						654,000
Common stock issued in settlement and payment of debt																						$ 26	64,974		65,000
Common stock issued in settlement and payment of debt (in Shares)																						26,000
Common stock issued upon conversion of preferred stock and accrued dividends								$ 59	88,841	88,900	$ 578	$ 1,062,753	$ 1,063,331	$ 494	$ 997,032	$ 997,526
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)								59,267			577,901			493,818
Donated capital																							87,500		87,500
Sale of common stock																						$ 956	1,968,454		$ 1,969,410
Sale of common stock (in Shares)																						956,179			956,179
Fair value of vested options																							4,193,425		$ 4,193,425
Preferred stock dividend																								(300,359)	(300,359)
Net loss																								(8,473,040)	(8,473,040)
Ending Balance at Dec. 31, 2014																						$ 11,179	19,186,163	(22,780,404)	$ (3,583,062)
Ending Balance (in Shares) at Dec. 31, 2014																						11,179,266			11,179,266
Fair value of warrants issued																							52,800		$ 52,800
Common stock issued for services																						$ 370	928,530		928,900
Common stock issued for services (in Shares)																						370,000
Reclassify fair value of derivative liability from equity				$ (4,097,444)	$ (4,097,444)															$ (1,242,590)	$ (1,242,590)
Common stock issued upon conversion of preferred stock and accrued dividends								$ 212	$ 317,288	$ 317,500
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)								211,668
Sale of common stock																						$ 1,399	3,040,814		3,042,213
Sale of common stock (in Shares)																						1,398,760
Fair value of vested options																							798,789		798,789
Preferred stock dividend																							(79,395)		(79,395)
Net loss																								(3,052,906)	(3,052,906)
Ending Balance at Mar. 31, 2015																						$ 13,160	$ 18,852,156	$ (25,833,311)	$ (6,967,995)
Ending Balance (in Shares) at Mar. 31, 2015																						13,159,694			13,159,694